INVESTMENTS IN DEBT AND EQUITY SECURITIES	12 Months Ended
Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
INVESTMENTS IN DEBT AND EQUITY SECURITIES	INVESTMENTS IN DEBT AND EQUITY SECURITIES

Marketable securities held by the Company consist of corporate bonds and equity securities.

(in thousands of $)	2023	2022
Corporate Bonds
Balance at start of the year	—	9,680
Disposals during the year	—	(14,239)
Unrealized loss recorded in other comprehensive income	—	(631)
Realized gain*	—	5,190
Balance at end of the year	—	—

	2023	2022
Equity Securities
Balance at start of the year	7,283	11,530
Disposals during the year	—	(17,422)
Unrealized (loss)/gain*	(1,912)	8,389
Realized gain*	—	4,592
Foreign currency translation (loss)/gain	(267)	194
Balance at the end of year	5,104	7,283

Total Investment in Debt and Equity Securities	5,104	7,283

*Balances included in "Gain/(loss) on investments in debt and equity securities" in the Consolidated Statements of Operations.

Corporate Bonds

During the year ended December 31, 2023, the Company held no investments in corporate bonds. The corporate bonds were classified as available-for-sale securities and were recorded at fair value, with unrealized gains and losses recorded as a separate component of "Other comprehensive income".

NorAm Drilling Company AS ("NorAm Drilling")

During the year ended December 31, 2022, the Company received an aggregate amount of $4.7 million from the redemption of NorAm Drilling bonds and recorded no gain or loss on redemption of the bonds. The accumulated gain of $0.5 million previously recognized in other comprehensive income was recognized in the Consolidated Statements of Operations.

NT Rig Holdco ("NT Rig Holdco")

During the year ended December 31, 2022, the Company received an aggregate amount of $9.6 million from the redemption of NT Rig Holdco Liquidity 12% bonds and NT Rig Holdco 7.5% bonds, following the sale of five jack-up rigs by NT Rig Holdco. A realized gain of $4.7 million was recognized in the Consolidated Statements of Operations in relation to the redemption of the bonds.
In the year ended December 31, 2021, the Company recognized an unrealized loss of $0.3 million in respect of the NT Rig Holdco 12% Bonds and an unrealized gain of $0.0 million in respect of the NT Rig Holdco 7.5% Bonds. Also during the year ended December 31, 2021, an aggregate impairment loss of $0.8 million was recorded in the Consolidated Statements of Operations in relation to the NT Rig Holdco 7.5% Bonds.

Equity Securities

Changes in the fair value of equity investments are recognized in net income.

(in thousands of $)	2023	2022
NorAm Drilling	5,104	7,283
Frontline	—	—
ADS Maritime Holding (formally ADS Crude Carriers)	—	—
Total	5,104	7,283

NorAm Drilling

As of December 31, 2023 the Company held approximately 1.3 million shares (December 31, 2022: 1.3 million) in NorAm Drilling which were traded in the Norwegian Over-the-Counter market ("OTC") and are now traded on the Euronext Growth exchange in Oslo since October 2022. The Company recognized a mark to market loss of $1.9 million (December 31, 2022: gain of $5.8 million) in the Statement of Operations in the year ended December 31, 2023, together with a foreign exchange loss of $0.3 million (December 31, 2022: gain of $0.2 million) in Other Financial Items in the Statement of Operations. (See also Note 25: Related Party Transactions).

Frontline

During the year ended December 31, 2022, the Company had a forward contract to repurchase 1.4 million shares (December 31, 2021: 1.4 million shares) of Frontline plc (formerly Frontline Limited) (“Frontline”), a related party, at a repurchase price of $16.7 million (December 31, 2021: $16.4 million) including accrued interest. The transaction was accounted for as a secured borrowing, with the shares transferred to 'Marketable securities pledged to creditors' and a liability recorded within debt. In September 2022, the Company settled the forward contract in full and recorded the sale of the 1.4 million shares and extinguishment of the corresponding debt of $15.6 million. A net gain of $4.6 million was recognized in the Statement of Operations in respect of the settlement during the year ended December 31, 2022. (See also Note 21: Short-Term and Long-Term Debt and Note 25: Related Party Transactions).

Prior to the settlement, the Company had recognized a fair value adjustment gain of $2.6 million in the year ended December 31, 2022, (December 31, 2021: gain $1.2 million) in the Consolidated Statements of Operations.

ADS Maritime Holding Plc (“ADS Maritime Holding”)

In March 2021, the Company received a capital dividend of approximately $8.8 million from ADS Maritime Holding, following the sale of its remaining two vessels. Also in March 2021, the Company sold its remaining shares in ADS Maritime Holding for a consideration of approximately $0.8 million, recognizing a gain of $0.7 million on disposal. (See also Note 25: Related Party Transactions).